Income Taxes - Components of Net Deferred Income Tax Assets and Liabilities (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Income Tax Disclosure [Abstract]
Valuation allowance relating to capital loss on rooftop and other asset	₨ 741
Movement relating to other rooftop assets	₨ 269
Sale agreement expected to be settled period	12 months